Equity - Non-controlling interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-controlling Interest
Net Profit	€ 140	€ 89	€ 74
Equity	2,863	460
Eni Marine Services SpA [Member]
Non-controlling Interest
Equity	1,924
Eni Plenitude Group
Non-controlling Interest
Net Profit	54	3
Equity	491	54
EniPower Group
Non-controlling Interest
Net Profit	85	86
Equity	446	€ 406
Others
Non-controlling Interest
Net Profit	1
Equity	€ 2